Premises and Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Premises and Equipment [Abstract]
Depreciation	$ 1.0	$ 1.2